Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 20, 2021
Registrant Name	PACIFIC FUNDS SERIES TRUST
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 21, 2021
Document Effective Date	Sep. 21, 2021
Prospectus Date	Aug. 01, 2021
Pacific Funds ESG Core Bond | Class I
Prospectus:
Trading Symbol	PLEBX
Pacific Funds ESG Core Bond | Advisor Class
Prospectus:
Trading Symbol	PLEDX